Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 18, 2024
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia International ESG Equity Income ETF	3/1/2024
Columbia U.S. ESG Equity Income ETF	3/1/2024
The Board of Trustees of Columbia International ESG Equity Income ETF and Columbia U.S. ESG Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's name, Investment Objective and Principal Investment Strategies, effective on or about June 1, 2024 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, the Funds' names and ticker symbols will change as indicated in the table below. Accordingly, on the Effective Date, all references to Current Fund Names and Ticker Symbols in the Prospectus are hereby deleted and replaced with the New Fund Names and Ticker Symbols.
Current Fund Names and Ticker Symbols	New Fund Names and Ticker Symbols
Columbia International ESG Equity Income ETF (ESGN)	Columbia International Equity Income ETF (INEQ)
Columbia U.S. ESG Equity Income ETF (ESGS)	Columbia U.S. Equity Income ETF (EQIN)
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Cover Page
The information following the table with Fund names and ticker symbols is hereby replaced with the following:
This prospectus provides important information about Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (each a “Fund” or together the “Funds”), actively managed exchange-traded funds (each an “ETF” or together the “ETFs”) that are series of Columbia ETF Trust I (the Trust) that you should know before investing. Please read it carefully and keep it for future reference.
Summary of Columbia International ESG Equity Income ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia International ESG Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia International Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia International ESG Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities.
The Fund typically invests in common stocks and depository receipts. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in foreign (developed markets) large- and mid-cap companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity. The Fund typically invests in foreign companies in at least three countries other than the U.S.
The Fund does not seek to track the performance of an index, but applies investing rules on at least a quarterly basis (Investing Rule Resets) to invest, at the time of purchase, in companies with a forward annualized dividend yield of greater than or equal to 1% and an ESGM Rating of a 1 or 2 (as further described below) that, after being scored on a sector and region relative basis focused on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors, results in the top 100 highest-scoring securities being included in the Fund’s portfolio on a market capitalization weighted basis.
As noted above, the Fund invests in companies in part based on Columbia Management’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with low risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with high risk exposure. Companies that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for investment by the Fund. Companies held in the Fund that cease to report or publish the necessary data to calculate an ESGM Rating will no longer receive an ESGM Rating by Columbia Management and, being unrated, the Fund may eliminate any such non-ESGM-rated companies at the Fund’s next Investing Rule Reset or sooner in connection with efficient portfolio management opportunities. A company’s ESGM Rating may change, including being downgraded, after purchase by the Fund. If a company is subsequently rated a 3 or 4, it will not be removed from the Fund until the Fund’s next Investing Rule Reset. In addition to Investing Rule Resets, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of the issuer’s ESGM Rating being downgraded to a 5, issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions.
The Fund may at times emphasize one or more sectors in selecting its investments, including the financial services and industrials sectors.
The information under the subsection “Principal Risks” in the “Summary of Columbia International ESG Equity Income ETF” section is hereby revised to delete Passive Investment Risk and Correlation/Tracking Error Risk and to add Market Risk and Active Management Risk in the lead-in paragraph, to remove Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk in their entirety, to add Active Management Risk and to replace Environmental, Social and Governance Investment Research Tools Risk as follows:
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the investment selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ and such data may be based on proprietary research, based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies.
In connection with the changes to Columbia International ESG Equity Income ETF's Investment Objective and Principal Investment Strategies in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia International ESG Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective on or about June 1, 2024 (Index Change Date), in light of the changes made to the Fund's Investment Objective and Principal Investment Strategies, Columbia International Equity Income ETF no longer compares its performance to the Beta Advantage® International ESG Equity Income Index (the Former Index). The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.
Summary of Columbia U.S. ESG Equity Income ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia U.S. ESG Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia U.S. Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia U.S. ESG Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. companies.
The Fund typically invests in common stocks.  While the Fund may invest in securities of any size, the Fund typically emphasizes investments in U.S. large- and mid-cap companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity.
The Fund does not seek to track the performance of an index, but applies investing rules on at least a quarterly basis (Investing Rule Resets) to invest, at the time of purchase, in companies with a forward annualized dividend yield of greater than or equal to 1% and an ESGM Rating of a 1 or 2 (as further described below) that, after being scored on a sector relative basis focused on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors, results in the top 100 highest-scoring securities being included in the Fund’s portfolio on a market capitalization weighted basis.
As noted above, the Fund invests in companies in part based on Columbia Management’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with low-risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with high-risk exposure. Companies that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for investment by the Fund. Companies held in the Fund that cease to report or publish the necessary data to calculate an ESGM Rating will no longer receive an ESGM Rating by Columbia Management and, being unrated, the Fund may eliminate any such non-ESGM-rated companies at the Fund’s next Investing Rule Reset or sooner in connection with efficient portfolio management opportunities. A company’s ESGM Rating may change, including being downgraded, after purchase by the Fund. If a company is subsequently rated a 3 or 4, it will not be removed from the Fund until the Fund’s next Investing Rule Reset. In addition to Investing Rule Resets, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of the issuer’s ESGM Rating being downgraded to a 5, issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions.
The information under the subsection “Principal Risks” in the “Summary of Columbia U.S. ESG Equity Income ETF” section is hereby revised to delete Passive Investment Risk and Correlation/Tracking Error Risk and to add Market Risk and Active Management Risk in the lead-in paragraph, to remove Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk in their entirety, to add Active Management Risk and to replace Environmental, Social and Governance Investment Research Tools Risk as follows:
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the investment selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ and such data may be based on proprietary research, based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies.
In connection with the changes to Columbia U.S. ESG Equity Income ETF's Investment Objective and Principal Investment Strategies in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia U.S. ESG Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective on or about June 1, 2024 (Index Change Date), in light of the changes made to the Fund's Investment Objective and Principal Investment Strategies, Columbia U.S. Equity Income ETF no longer compares its performance to the Beta Advantage® U.S. ESG Equity Income Index (the Former Index). The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.

Columbia International ESG Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 18, 2024
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia International ESG Equity Income ETF	3/1/2024
Columbia U.S. ESG Equity Income ETF	3/1/2024
The Board of Trustees of Columbia International ESG Equity Income ETF and Columbia U.S. ESG Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's name, Investment Objective and Principal Investment Strategies, effective on or about June 1, 2024 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, the Funds' names and ticker symbols will change as indicated in the table below. Accordingly, on the Effective Date, all references to Current Fund Names and Ticker Symbols in the Prospectus are hereby deleted and replaced with the New Fund Names and Ticker Symbols.
Current Fund Names and Ticker Symbols	New Fund Names and Ticker Symbols
Columbia International ESG Equity Income ETF (ESGN)	Columbia International Equity Income ETF (INEQ)
Columbia U.S. ESG Equity Income ETF (ESGS)	Columbia U.S. Equity Income ETF (EQIN)
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Cover Page
The information following the table with Fund names and ticker symbols is hereby replaced with the following:
This prospectus provides important information about Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (each a “Fund” or together the “Funds”), actively managed exchange-traded funds (each an “ETF” or together the “ETFs”) that are series of Columbia ETF Trust I (the Trust) that you should know before investing. Please read it carefully and keep it for future reference.
Summary of Columbia International ESG Equity Income ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia International ESG Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia International Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia International ESG Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities.
The Fund typically invests in common stocks and depository receipts. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in foreign (developed markets) large- and mid-cap companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity. The Fund typically invests in foreign companies in at least three countries other than the U.S.
The Fund does not seek to track the performance of an index, but applies investing rules on at least a quarterly basis (Investing Rule Resets) to invest, at the time of purchase, in companies with a forward annualized dividend yield of greater than or equal to 1% and an ESGM Rating of a 1 or 2 (as further described below) that, after being scored on a sector and region relative basis focused on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors, results in the top 100 highest-scoring securities being included in the Fund’s portfolio on a market capitalization weighted basis.
As noted above, the Fund invests in companies in part based on Columbia Management’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with low risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with high risk exposure. Companies that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for investment by the Fund. Companies held in the Fund that cease to report or publish the necessary data to calculate an ESGM Rating will no longer receive an ESGM Rating by Columbia Management and, being unrated, the Fund may eliminate any such non-ESGM-rated companies at the Fund’s next Investing Rule Reset or sooner in connection with efficient portfolio management opportunities. A company’s ESGM Rating may change, including being downgraded, after purchase by the Fund. If a company is subsequently rated a 3 or 4, it will not be removed from the Fund until the Fund’s next Investing Rule Reset. In addition to Investing Rule Resets, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of the issuer’s ESGM Rating being downgraded to a 5, issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions.
The Fund may at times emphasize one or more sectors in selecting its investments, including the financial services and industrials sectors.
The information under the subsection “Principal Risks” in the “Summary of Columbia International ESG Equity Income ETF” section is hereby revised to delete Passive Investment Risk and Correlation/Tracking Error Risk and to add Market Risk and Active Management Risk in the lead-in paragraph, to remove Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk in their entirety, to add Active Management Risk and to replace Environmental, Social and Governance Investment Research Tools Risk as follows:
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the investment selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ and such data may be based on proprietary research, based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies.
In connection with the changes to Columbia International ESG Equity Income ETF's Investment Objective and Principal Investment Strategies in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia International ESG Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective on or about June 1, 2024 (Index Change Date), in light of the changes made to the Fund's Investment Objective and Principal Investment Strategies, Columbia International Equity Income ETF no longer compares its performance to the Beta Advantage® International ESG Equity Income Index (the Former Index). The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia International Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities.
The Fund typically invests in common stocks and depository receipts. While the Fund may invest in securities of any size, the Fund typically emphasizes investments in foreign (developed markets) large- and mid-cap companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity. The Fund typically invests in foreign companies in at least three countries other than the U.S.
The Fund does not seek to track the performance of an index, but applies investing rules on at least a quarterly basis (Investing Rule Resets) to invest, at the time of purchase, in companies with a forward annualized dividend yield of greater than or equal to 1% and an ESGM Rating of a 1 or 2 (as further described below) that, after being scored on a sector and region relative basis focused on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors, results in the top 100 highest-scoring securities being included in the Fund’s portfolio on a market capitalization weighted basis.
As noted above, the Fund invests in companies in part based on Columbia Management’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with low risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with high risk exposure. Companies that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for investment by the Fund. Companies held in the Fund that cease to report or publish the necessary data to calculate an ESGM Rating will no longer receive an ESGM Rating by Columbia Management and, being unrated, the Fund may eliminate any such non-ESGM-rated companies at the Fund’s next Investing Rule Reset or sooner in connection with efficient portfolio management opportunities. A company’s ESGM Rating may change, including being downgraded, after purchase by the Fund. If a company is subsequently rated a 3 or 4, it will not be removed from the Fund until the Fund’s next Investing Rule Reset. In addition to Investing Rule Resets, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of the issuer’s ESGM Rating being downgraded to a 5, issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions.
The Fund may at times emphasize one or more sectors in selecting its investments, including the financial services and industrials sectors.

Columbia U.S. ESG Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 18, 2024
to the Prospectus of the following funds:
Fund	Prospectus
Columbia ETF Trust I
Columbia International ESG Equity Income ETF	3/1/2024
Columbia U.S. ESG Equity Income ETF	3/1/2024
The Board of Trustees of Columbia International ESG Equity Income ETF and Columbia U.S. ESG Equity Income ETF (each, a Fund and collectively, the Funds) approved changes to each Fund's name, Investment Objective and Principal Investment Strategies, effective on or about June 1, 2024 (the Effective Date). Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Funds' Prospectus.
On the Effective Date, the Funds' names and ticker symbols will change as indicated in the table below. Accordingly, on the Effective Date, all references to Current Fund Names and Ticker Symbols in the Prospectus are hereby deleted and replaced with the New Fund Names and Ticker Symbols.
Current Fund Names and Ticker Symbols	New Fund Names and Ticker Symbols
Columbia International ESG Equity Income ETF (ESGN)	Columbia International Equity Income ETF (INEQ)
Columbia U.S. ESG Equity Income ETF (ESGS)	Columbia U.S. Equity Income ETF (EQIN)
On the Effective Date, in connection with the changes approved by the Funds' Board, the following sections of the Funds' Prospectus are hereby revised:
Cover Page
The information following the table with Fund names and ticker symbols is hereby replaced with the following:
This prospectus provides important information about Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF (each a “Fund” or together the “Funds”), actively managed exchange-traded funds (each an “ETF” or together the “ETFs”) that are series of Columbia ETF Trust I (the Trust) that you should know before investing. Please read it carefully and keep it for future reference.
Summary of Columbia U.S. ESG Equity Income ETF
The information under the subsection “Investment Objective” in the “Summary of Columbia U.S. ESG Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Columbia U.S. Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
The information under the subsection “Principal Investment Strategies” in the “Summary of Columbia U.S. ESG Equity Income ETF" section of the Prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. companies.
The Fund typically invests in common stocks.  While the Fund may invest in securities of any size, the Fund typically emphasizes investments in U.S. large- and mid-cap companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity.
The Fund does not seek to track the performance of an index, but applies investing rules on at least a quarterly basis (Investing Rule Resets) to invest, at the time of purchase, in companies with a forward annualized dividend yield of greater than or equal to 1% and an ESGM Rating of a 1 or 2 (as further described below) that, after being scored on a sector relative basis focused on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors, results in the top 100 highest-scoring securities being included in the Fund’s portfolio on a market capitalization weighted basis.
As noted above, the Fund invests in companies in part based on Columbia Management’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with low-risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with high-risk exposure. Companies that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for investment by the Fund. Companies held in the Fund that cease to report or publish the necessary data to calculate an ESGM Rating will no longer receive an ESGM Rating by Columbia Management and, being unrated, the Fund may eliminate any such non-ESGM-rated companies at the Fund’s next Investing Rule Reset or sooner in connection with efficient portfolio management opportunities. A company’s ESGM Rating may change, including being downgraded, after purchase by the Fund. If a company is subsequently rated a 3 or 4, it will not be removed from the Fund until the Fund’s next Investing Rule Reset. In addition to Investing Rule Resets, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of the issuer’s ESGM Rating being downgraded to a 5, issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions.
The information under the subsection “Principal Risks” in the “Summary of Columbia U.S. ESG Equity Income ETF” section is hereby revised to delete Passive Investment Risk and Correlation/Tracking Error Risk and to add Market Risk and Active Management Risk in the lead-in paragraph, to remove Correlation/Tracking Error Risk, Index Methodology and Provider Risk and Passive Investment Risk in their entirety, to add Active Management Risk and to replace Environmental, Social and Governance Investment Research Tools Risk as follows:
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the investment selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ and such data may be based on proprietary research, based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies.
In connection with the changes to Columbia U.S. ESG Equity Income ETF's Investment Objective and Principal Investment Strategies in this Supplement, the information under the subsection "Performance Information” in the “Summary of Columbia U.S. ESG Equity Income ETF" section of the Prospectus is hereby revised to add the following:
Effective on or about June 1, 2024 (Index Change Date), in light of the changes made to the Fund's Investment Objective and Principal Investment Strategies, Columbia U.S. Equity Income ETF no longer compares its performance to the Beta Advantage® U.S. ESG Equity Income Index (the Former Index). The returns of the Former Index will be shown for a one-year transition period.
The Fund’s performance prior to the Index Change Date reflects returns achieved according to different principal investment strategies. If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia U.S. Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in income-producing (dividend-paying) equity securities of U.S. companies.
The Fund typically invests in common stocks.  While the Fund may invest in securities of any size, the Fund typically emphasizes investments in U.S. large- and mid-cap companies that Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) believes offer total return opportunity.
The Fund does not seek to track the performance of an index, but applies investing rules on at least a quarterly basis (Investing Rule Resets) to invest, at the time of purchase, in companies with a forward annualized dividend yield of greater than or equal to 1% and an ESGM Rating of a 1 or 2 (as further described below) that, after being scored on a sector relative basis focused on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors, results in the top 100 highest-scoring securities being included in the Fund’s portfolio on a market capitalization weighted basis.
As noted above, the Fund invests in companies in part based on Columbia Management’s proprietary Environmental, Social and Governance (ESG) Materiality Ratings (the ESGM Ratings). The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with low-risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current assessment that the company is managing its material ESG risks and opportunities with high-risk exposure. Companies that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for investment by the Fund. Companies held in the Fund that cease to report or publish the necessary data to calculate an ESGM Rating will no longer receive an ESGM Rating by Columbia Management and, being unrated, the Fund may eliminate any such non-ESGM-rated companies at the Fund’s next Investing Rule Reset or sooner in connection with efficient portfolio management opportunities. A company’s ESGM Rating may change, including being downgraded, after purchase by the Fund. If a company is subsequently rated a 3 or 4, it will not be removed from the Fund until the Fund’s next Investing Rule Reset. In addition to Investing Rule Resets, Fund holdings are evaluated for sale out of the Fund’s portfolio in the event of the issuer’s ESGM Rating being downgraded to a 5, issuer bankruptcy, the security’s forward dividend yield falling below 1%, or other events or conditions.